Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure - Pay Versus Performance
Pay vs Performance Disclosure, Table

As required by Item 402(v) of Regulation S-K, we are providing the following information on the relationship between Compensation Actually Paid (“CAP”) and Solitario’s performance for our NEOs (including the Principal Executive Officer, or PEO) and total shareholder return, which is defined as the change in the value of an investment in our common stock of $100 at December 31, 2022 through December 31, 2025 (the “TSR”).  The definition of CAP and TSR are mandated by Item 402 and are not used by the Compensation Committee in its pay-for-performance assessments.  See our “Executive Compensation” section of this Proxy Statement for a discussion on Solitario’s executive compensation philosophy, our incentive programs and practices and policies that align the interests of our NEOs to those of our shareholders.

Year	Summary Compensation Table Total For PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total For Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4)	Value of Initial Fixed Investment on Total Shareholder Return (5)	Net Income (Loss) (in thousands)
2025	$342,246	$415,921	$309,095	$368,082	$113	$(3,833)
2024	$484,974	$432,482	$263,081	$215,107	$95	$(5,368)
2023	$299,000	$345,692	$261,500	$301,686	$90	$(3,754)

(1)	Amount for Chris Herald, our CEO in 2025, 2024 and 2023 from the Summary Compensation Table (“SCT”) above.
(2)	Adjustments for to the SCT total to arrive at the CAP are as follows:

Reconciliation of PEO SCT Total and Compensation Actually Paid (6)	2025	2024	2023
Total Compensation as reported in SCT	$342,246	$484,974	$299,000
Less fair value of equity awards granted during the year as reported in the SCT	(146,246)	(231,974)	-
Fair value of unvested equity awards granted in the current year – value at the end of the year	108,149	93,046	-
Fair value of options granted in the current year that vested in the current year	36,532	58,033	-
Fair value of options granted in prior years that vested in the current year	68,771	36,295	64,509
Change in the fair value of unvested equity options granted in prior years	6,469	(7,892)	(17,817)
Compensation actually paid per Item 402	$415,921	$432,482	$345,692

(3)	Amount for the average of Mr. Hunt and Mr. Maronick, our Non-PEO’s in 2024 and for Mr. Maronick alone in 2025 from the SCT above.
(4)	The following amounts represent averages for our Non-PEO’s to arrive at the necessary adjustments to the SCT:

Reconciliation of Average Non-PEO SCT Total and Compensation Actually Paid (6)	2025	2024	2023
Total average compensation as reported in SCT	$309,095	$263,081	$261,500
Less fair value of equity awards granted during the year as reported in the SCT	(127,095)	(93,581)	-
Fair value of unvested equity awards granted in the current year – value at the end of the year	93,986	37,536	-
Fair value of options granted in the current year that vested in the current year	31,748	23,411	-
Fair value of options granted in prior years that vested in the current year	55,128	14,475	54,821
Change in the fair value of unvested equity options granted in prior years	5,220	(3,148)	(14,635)
Less prior year fair value of equity awards forfeited during the current year	-	(26,667)	-
Compensation actually paid per Item 402	$368,082	$215,107	$301,686

(5)	The TSR is based upon the change in value of $100 invested on the last trading day of 2022 as of the end of the year reported.
(6)	Fair value awards were computed in accordance with Financial Accounting Standards Codification Topic 718

As an exploration company, Solitario does not have consistent sources of revenue and our goals and objectives are more closely aligned with the success of our exploration activities including acquisition and exploration of mineral claims as further discussed above in our Compensation Discussion and Analysis.  We believe the changes in both CAP and TSR shown in the above chart are more closely related to the success of our exploration activities, especially at our Golden Crest project as well as general junior mining industry trends for stock appreciation and declines during 2025, 2024 and 2023 than to each other or other financial metrics.

The decrease in the net loss in 2025 compared to 2024 is primarily related to a decrease in exploration expense incurred at our Golden Crest project, where we completed eight drill holes during 2025 compared to 11 drill holes in 2024. The increase in the net loss in 2024 compared to 2023 is primarily related to the increase in exploration expense at our Golden Crest project, where we completed 11 drill holes during 2024, with no drilling undertaken in 2023 These increases and decreases are appropriate given the nature of Solitario’s exploration business and were a significant contributor to the exploration success at our Golden Crest project during 2025, 2024 and 2023. However, expenditure does not necessarily correlate to exploration success nor to increases in shareholder return.

Adjustment To PEO Compensation, Footnote

As required by Item 402(v) of Regulation S-K, we are providing the following information on the relationship between Compensation Actually Paid (“CAP”) and Solitario’s performance for our NEOs (including the Principal Executive Officer, or PEO) and total shareholder return, which is defined as the change in the value of an investment in our common stock of $100 at December 31, 2022 through December 31, 2025 (the “TSR”).  The definition of CAP and TSR are mandated by Item 402 and are not used by the Compensation Committee in its pay-for-performance assessments.  See our “Executive Compensation” section of this Proxy Statement for a discussion on Solitario’s executive compensation philosophy, our incentive programs and practices and policies that align the interests of our NEOs to those of our shareholders.

Year	Summary Compensation Table Total For PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total For Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4)	Value of Initial Fixed Investment on Total Shareholder Return (5)	Net Income (Loss) (in thousands)
2025	$342,246	$415,921	$309,095	$368,082	$113	$(3,833)
2024	$484,974	$432,482	$263,081	$215,107	$95	$(5,368)
2023	$299,000	$345,692	$261,500	$301,686	$90	$(3,754)
Reconciliation of PEO SCT Total and Compensation Actually Paid (6)	2025	2024	2023
Total Compensation as reported in SCT	$342,246	$484,974	$299,000
Less fair value of equity awards granted during the year as reported in the SCT	(146,246)	(231,974)	-
Fair value of unvested equity awards granted in the current year – value at the end of the year	108,149	93,046	-
Fair value of options granted in the current year that vested in the current year	36,532	58,033	-
Fair value of options granted in prior years that vested in the current year	68,771	36,295	64,509
Change in the fair value of unvested equity options granted in prior years	6,469	(7,892)	(17,817)
Compensation actually paid per Item 402	$415,921	$432,482	$345,692

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of Average Non-PEO SCT Total and Compensation Actually Paid (6)	2025	2024	2023
Total average compensation as reported in SCT	$309,095	$263,081	$261,500
Less fair value of equity awards granted during the year as reported in the SCT	(127,095)	(93,581)	-
Fair value of unvested equity awards granted in the current year – value at the end of the year	93,986	37,536	-
Fair value of options granted in the current year that vested in the current year	31,748	23,411	-
Fair value of options granted in prior years that vested in the current year	55,128	14,475	54,821
Change in the fair value of unvested equity options granted in prior years	5,220	(3,148)	(14,635)
Less prior year fair value of equity awards forfeited during the current year	-	(26,667)	-
Compensation actually paid per Item 402	$368,082	$215,107	$301,686

Additional 402(v) Disclosure [Text Block]	The TSR is based upon the change in value of $100 invested on the last trading day of 2022 as of the end of the year reported.
PEO Total Compensation Amount	$ 342,246	$ 484,974	$ 299,000
PEO Actually Paid Compensation Amount	415,921	432,482	345,692
Non-PEO NEO Average Total Compensation Amount	309,095	263,081	261,500
Non-PEO NEO Average Compensation Actually Paid Amount	368,082	215,107	301,686
Total Shareholder Return Amount	113,000	95,000	90,000
Net Income (Loss)	$ (3,833)	$ (5,368)	$ (3,754)
PEO Name	Chris Herald	Chris Herald	Chris Herald
Non-PEO NEOs Name	Mr. Maronick	Mr. Hunt and Mr. Maronick